Employee Stock Ownership Plan - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Installment shares	Dec. 31, 2015 shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Exchange of note payable | $	$ 3,385,600
Notes payable, number of installments | Installment	30
Total ESOP shares | shares	338,560	338,560
Common stock shares sold during IPO, percentage acquired by ESOP	8.00%